Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Chong Kin Chung [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount		$ 140,564
Relationship		A key management staff of the Company
Note		Advancement of unsecured interest free loan payable, repayable on demand
Wong Kim Kwan Kings [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount		$ 160,089	$ 57,690
Relationship		Director and former controlling shareholder of the Company	Director and controlling shareholder of the Company
Note		Repayment of unsecured interest free loan payable, repayable on demand	Repayment of unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount		$ 429,065	$ 429,065
Relationship		Shareholder of the Company	Shareholder of the Company
Note		Repayment of unsecured interest free loan payable, repayable within one year from drawdown.	Proceeds from unsecured interest free loan payable, repayable within one year from drawdown.
Chong Kin Fai [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount			$ 63,735
Relationship			A former director and principal owner of the Company
Note			Repayment of unsecured interest free loan payable, repayable on demand
Beauty & Health International Company Limited (Customer B) [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount	[1]			$ 1,281,077
Relationship	[1]			A company under common control
Note	[1]			Revenue - sale of caviar
Beauty & Health International E-Commerce Limited (Customer C) [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount	[2]			$ 1,063,334
Relationship	[2]			A company under common control
Note	[2]			Revenue - sale of caviar
Mother Nature Health (HK) Limited (Customer E) [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount	[2]			$ 797,872
Relationship	[2]			The Company’s former director was also this related company’s former director
Note	[2]			Revenue - sale of caviar
Sky Channel Management Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount	[3]			$ 1,418,141
Relationship	[3]			The Company’s principal owner was a former director of this related company
Note	[3]			Marketing expense
Chong Kin Fai [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount				$ (898)
Relationship				A former director and principal owner of the Company
Note				Proceeds from unsecured interest free loan payable, repayable on demand
Chong Kin Fai [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount				$ 64,101
Relationship				A former director and principal owner of the Company
Note				Amount receivable for issuance of common stock in Top Wealth International as of December 31, 2022. The amount was paid on May 13, 2023.
Wong Kim Kwan Kings [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount				$ (467,315)
Relationship				Director and controlling shareholder of the Company
Note				Proceeds from unsecured interest free loan payable, repayable on demand
Wong Kim Kwan Kings [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions, Amount				$ 576,912
Relationship				Director and controlling shareholder of the Company
Note				Conversion of unsecured interest free loan payable, repayable on demand into common stock in Top Wealth International

[1]	The transaction with this related party was ceased after August 31, 2022.
[2]	The transaction with this related party started on September 3, 2022. The controlling shareholder disposed all of his interest in this related party on 28 August 2022. These transactions were not considered as related party transactions in the year ended December 31, 2023
[3]	The transaction with this related party was ceased after December 31, 2022.